JPMORGAN TRUST I

270 Park Avenue

New York, NY 10017

June 5, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of
the JPMorgan Small Cap Blend Fund (formerly JPMorgan Dynamic Small Cap Growth Fund) (the “Fund”)
File Nos. 333-103022 and 811-21295

Ladies and Gentlemen:

Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the Fund does not differ from the Prospectuses and Statement of Additional Information contained in the Post-Effective Amendment No. 549 (Amendment No. 550 under the Investment Company Act of 1940) filed electronically on June 1, 2018.

If you have any questions, please call the undersigned at (614) 213-4020.

Sincerely,

/s/ Elizabeth A. Davin

Elizabeth A. Davin

Assistant Secretary